Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002

Dear Shareholder:

During the 12 months ended October 31, 2002, U.S. economic indicators fluctuated between stronger and weaker growth. The economy continued to recover from recession and the aftermath of September 11. Real gross domestic product (GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. In the spring, the economy began to send mixed signals and the recovery lost momentum. Weakness in manufacturing and capital spending combined with corporate-accounting scandals and geopolitical turmoil to slow GDP to a 1.3 percent annual rate in the second quarter. The strongest consumer spending of the year and the restocking of inventories led to 4.0 percent annual growth in the third quarter.

As the economy gained strength in the first few months of 2002, a general consensus developed that the Federal Reserve Board would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus shifted to favoring bonds as labor market and capital-spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral toward one of easing. The market's expectations of eventual rate hikes were scaled back and bonds rallied. A mid October surge in the equity markets created a downdraft in bond prices. However, renewed concerns about the economy helped bond prices improve by month-end. On November 6, 2002, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.

Municipal Market Conditions

The economic environment and unsettled equity markets lowered municipal yields to levels last seen in the 1960s. The yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March to a low of 4.74 percent in September. The index yield stood at 4.96 percent at the end of October 2002. Throughout the period the slope of the municipal yield curve remained steep. The yield pickup for extending maturities from 1 to 30 years averaged 350 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the summer rally in Treasuries, the ratio jumped to 102 percent in September but declined to 99 percent by the end of October. These levels imply that municipals are cheap relative to Treasuries.

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

State and local governments took advantage of lower interest rates to refinance outstanding debt in a manner similar to homeowners refinancing their mortgages. Refinancing activity contributed to a surge in municipal bond underwriting, and long-term volume increased 27 percent to a record $292 billion in the first ten months of 2002. Refunding issues represented almost one-quarter of the total. California, Florida, New York, and Texas, the largest states in terms of issuance, represented 40 percent of the national volume. Issuance is on track to raise calendar year 2002's volume to more than $325 billion.

[30-YEAR BOND PERFORMANCE GRAPH]

                         30-YEAR BOND YIELDS 1997-2002

            Insured                 U.S.                Insured Municipal
           Municipal              Treasury            Yields/U.S. Treasury
            Yields                 Yields                Yields (Ratio)

             5.60%                  6.63%                    84.46%
1997         5.70                   6.79                     83.95
             5.65                   6.80                     83.09
             5.90                   7.10                     83.10
             5.75                   6.94                     82.85
             5.65                   6.91                     81.77
             5.60                   6.78                     82.60
             5.25                   6.29                     83.47
             5.48                   6.61                     82.90
             5.40                   6.40                     84.38
             5.35                   6.15                     86.99
             5.30                   6.05                     87.60
1998         5.15                   5.92                     86.99
             5.15                   5.80                     88.79
             5.20                   5.92                     87.84
             5.25                   5.93                     88.53
             5.35                   5.95                     89.92
             5.20                   5.80                     89.66
             5.20                   5.65                     92.04
             5.18                   5.71                     90.72
             5.03                   5.27                     95.45
             4.95                   5.00                     99.00
             5.05                   5.16                     97.87
             5.00                   5.06                     98.81
             5.05                   5.10                     99.02
1999         5.00                   5.09                     98.23
             5.10                   5.58                     91.40
             5.15                   5.63                     91.47
             5.20                   5.66                     91.87
             5.30                   5.83                     90.91
             5.47                   5.96                     91.78
             5.55                   6.10                     90.98
             5.75                   6.06                     94.88
             5.85                   6.05                     96.69
             6.03                   6.16                     97.89
             6.00                   6.29                     95.39
             5.97                   6.48                     92.13
2000         6.18                   6.49                     95.22
             6.04                   6.14                     98.37
             5.82                   5.83                     99.83
             5.91                   5.96                     99.16
             5.91                   6.01                     98.34
             5.84                   5.90                     98.98
             5.73                   5.78                     99.13
             5.62                   5.67                     99.12
             5.74                   5.89                     97.45
             5.65                   5.79                     97.58
             5.55                   5.61                     98.93
             5.27                   5.46                     96.52
2001         5.30                   5.50                     96.36
             5.27                   5.31                     99.25
             5.26                   5.44                     96.69
             5.45                   5.79                     94.13
             5.40                   5.75                     93.91
             5.35                   5.76                     92.88
             5.16                   5.52                     93.48
             5.07                   5.37                     94.41
             5.20                   5.42                     95.94
             5.04                   4.87                    103.49
             5.17                   5.29                     97.73
             5.36                   5.47                     97.99
2002         5.22                   5.43                     96.13
             5.14                   5.42                     94.83
             5.43                   5.80                     93.62
             5.30                   5.59                     94.81
             5.29                   5.62                     94.13
             5.27                   5.51                     95.64
             5.12                   5.30                     96.60
             5.00                   4.93                    101.42
             4.74                   4.67                    101.50
             4.92                   4.99                     98.60

Source: Municipal Market Data -- A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance

The net asset value (NAV) of Morgan Stanley Insured Municipal Trust (IMT) decreased from $15.74 to $15.50 per share for the fiscal year ended October 31, 2002. Based on this change, plus the reinvestment of tax-free dividends totaling $0.845 per share, a short-term capital gain distribution of $0.0931 per share and a long-term capital gain distribution of $0.337898 per share, the Trust's total NAV return was 7.62 percent. IMT's value on the New York Stock Exchange
(NYSE) decreased from $15.29 to $14.15 per share during the same period. Based on

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

this change plus reinvestment of dividends and distributions, the IMT's total market return was 1.14 percent. On October 31, 2002, IMT's NYSE market price was at an 8.71 percent discount to its NAV.

Monthly dividends for the fourth quarter of 2002 were declared in September. Beginning with the October payment, the monthly dividend was increased from $0.0700 to $0.075 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.144 per share on October 31, 2002, versus $0.107 per share last year.

Portfolio Structure

The Trust's net assets of $450 million, including Auction Rate Preferred Shares
(ARPS), were diversified among 13 long-term sectors and 61 credits. At the end of October, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest-rate changes, was 6.6 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

The Impact of Leveraging

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the fiscal year, ARPS leverage contributed approximately $0.14 per share to common share earnings. The Trust's two ARPS series totaled $130 million and represented 28.9 percent of total net assets. In January 2002, ARPS series TH was extended until January 2003 at a yield of 2.10 percent and Series TU was extended until January 2004 at a yield of 2.55 percent.

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

Looking Ahead

The Federal Reserve Board's cautious approach toward an eventual rate tightening earlier this year helped stabilize the fixed-income markets. In fact, the Fed's current willingness to be accommodative resulted in a major bond rally during the second and third calendar quarters. We believe that the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the 12-month period ended October 31, 2002, the Trust purchased and retired 413,200 shares of common stock at a weighted average market discount of 5.98 percent.

We appreciate your ongoing support of Morgan Stanley Insured Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

[LARGEST SECTORS BAR CHART]

LARGEST SECTORS AS OF OCTOBER 31, 2002
(% OF LONG-TERM PORTFOLIO

Water & Sewer                               18%
Transportation                              17%
General Obligation                          14%
IDR/PCR*                                    10%
Electric                                    10%
Refunded                                    10%
Mortgage                                     7%

*    INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[CREDIT ENHANCEMENTS PIE CHART]

CREDIT ENHANCEMENTS AS OF OCTOBER 31, 2002
(% OF LONG-TERM PORTFOLIO)

MBIA                                        34%
Ambac                                       26%
FGIC                                        21%
FSA                                         19%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[DISTRIBUTION BY MATURITY BAR CHART]

                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)

                                       WEIGHTED AVERAGE
                                       MATURITY: 19 YEARS
1-5 YEARS                                      5%
5-10 YEARS                                   9.6%
10-15 YEARS                                 19.8%
10-20 YEARS                                 26.1%
20-30 YEARS                                 33.2%
30+ YEARS                                    6.3%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

[YIELD STRUCTURE BAR GRAPH]

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                OCTOBER 31, 2002


                                                           WEIGHTED AVERAGE
                                                       CALL PROTECTION: 8 YEARS
                                PERCENT CALLABLE

YEARS BONDS CALLABLE
2002                                                                        5.0%
2003                                                                        3.0%
2004                                                                        5.0%
2005                                                                        4.0%
2006                                                                        7.0%
2007                                                                        0.0%
2008                                                                        0.0%
2009                                                                        9.0%
2010                                                                       18.0%
2011                                                                       18.0%
2012+                                                                      31.0%

[BOOK YIELD GRAPH]

                                                           WEIGHTED AVERAGE
                                                           BOOK YIELD: 5.6%
                               COST (BOOK) YIELD*

2002                                                                        6.7%
2003                                                                        5.9%
2004                                                                        6.7%
2005                                                                        5.6%
2006                                                                        6.3%
2007                                                                        0.0%
2008                                                                        0.0%
2009                                                                        5.7%
2010                                                                        5.7%
2011                                                                        5.5%
2012+                                                                       5.0%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 6.7% ON 5% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2003.
     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Insured Municipal Trust
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alaska.................     1.9%
Arizona................     0.5
Colorado...............     1.9
Delaware...............     3.9
Florida................     6.9
Georgia................     2.9
Hawaii.................     3.9
Illinois...............    10.6
Indiana................     1.2
Iowa...................     1.5
Kansas.................     4.7
Kentucky...............     3.3
Louisiana..............     1.6
Massachusetts..........     0.9
Michigan...............     4.0
Minnesota..............     2.4
Missouri...............     4.3
Montana................     0.6
Nevada.................     4.2
New Jersey.............     5.5
New York...............     7.1
North Carolina.........     0.6
Ohio...................     2.8
Pennsylvania...........     0.9
South Carolina.........     4.2
Tennessee..............     1.3
Texas..................    11.7
Utah...................     0.7
Virginia...............     1.2
Washington.............     4.0
Joint exemptions*......    (1.2)
                          -----
Total..................   100.0%
                          =====

---------------------
* Joint exemptions have been included in each geographic location.

Morgan Stanley Insured Municipal Trust
RESULTS OF ANNUAL MEETING

                             *         *         *

On October 23, 2002, an annual meeting of the Trust's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) Election of Trustees by all shareholders:

Michael Bozic
For..................................................  16,880,886
Withheld.............................................     411,639
James F. Higgins
For..................................................  16,855,164
Withheld.............................................     437,361

(2) Election of Trustee by preferred shareholders:

Charles A. Fiumefreddo
For..................................................       2,467
Withheld.............................................           0

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Manuel H. Johnson, Michael E. Nugent and Philip J. Purcell.

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Tax Exempt Municipal Bonds (131.6%)
            General Obligation (19.4%)
$ 10,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)...........   0.00%   06/30/10    $   7,353,600
            Florida State Board Of Education, Capital Outlay
   5,000      Refg 2002 Ser C (MBIA).................................   5.00    06/01/19        5,199,950
   5,000      Refg 2002 Ser C (MBIA).................................   5.00    06/01/20        5,165,900
            Chicago, Illinois,
   8,000      Refg Ser 1992 (Ambac)..................................   6.25    01/01/11        9,407,600
   2,000      Refg 2001 A (MBIA).....................................   0.00++  01/01/21        1,301,240
   2,000      Refg 2001 A (MBIA).....................................   0.00++  01/01/22        1,299,180
            Illinois,
  10,000      Ser 2001 (MBIA)........................................   5.375   04/01/15       11,168,600
  10,000      Ser 2001 (MBIA)........................................   5.375   04/01/16       11,130,200
   4,950    Brainerd Independent School District 181, Minnesota, Ser
              A......................................................   5.375   02/01/18        5,333,031
   4,000    Clark County, Nevada, Transportation Impr Ltd Tax Ser
              06/01/92 B (Ambac).....................................   6.50    06/01/17        4,906,640
--------                                                                                    -------------
  60,950                                                                                       62,265,941
--------                                                                                    -------------
            Educational Facilities Revenue (2.8%)
            Fulton County Development Authority, Georgia,
     900      Morehouse College, Ser 2000 (Ambac)....................   6.25    12/01/21        1,048,581
   1,700      Morehouse College, Ser 2000 (Ambac)....................   5.875   12/01/30        1,854,241
   2,500    University of North Carolina, Ser 2000 (Ambac)...........   5.25    10/01/20        2,636,375
   3,000    Utah Board of Regents, University of Utah-Huntsman Cancer
              Institute Building Refg Ser 2000 A (MBIA)..............   5.50    04/01/18        3,210,300
--------                                                                                    -------------
   8,100                                                                                        8,749,497
--------                                                                                    -------------
            Electric Revenue (13.2%)
   5,000    Long Island Power Authority, New York, Ser 2000 A
              (FSA)..................................................   0.00    06/01/16        2,713,700
   9,325    South Carolina Public Service Authority Ser 2002 B
              (FSA)..................................................   5.375   01/01/17       10,091,981
  10,000    Lower Colorado River Authority, Texas, Refg Ser 1999 A
              (FSA)..................................................   5.875   05/15/16       11,294,200
   8,000    Texas Municipal Power Agency, Refg Ser 1993 (MBIA).......   5.25    09/01/12        8,207,520
  10,000    Seattle, Washington, Light & Power Refg Rev 2001 (FSA)...   5.125   03/01/26       10,064,700
--------                                                                                    -------------
  42,325                                                                                       42,372,101
--------                                                                                    -------------
            Hospital Revenue (5.1%)
   5,000    Brevard County Health Facilities Authority, Florida,
              Wuesthoff Memorial Hospital Ser 1992 A (MBIA)..........   6.625   04/01/13        5,118,650
   5,000    Missouri Health & Education Authority, SSM Healthcare Ser
              2001 A (Ambac).........................................   5.25    06/01/28        5,081,100
   2,650    Montana Health Facilities Authority, Deaconess Billings
              Clinic Ser 1994 (Ambac)................................   8.625++ 02/25/25        2,698,177

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$  3,500    Greenville Hospital System Board of Trustees, South
              Carolina, Ser 2001 (Ambac).............................   5.00%   05/01/31    $   3,494,715
--------                                                                                    -------------
  16,150                                                                                       16,392,642
--------                                                                                    -------------
            Industrial Development/Pollution Control Revenue (13.8%)
   5,000    Lawrenceburg, Indiana, Indiana & Michigan Power Co Refg
              Ser D (Secondary FGIC)**...............................   7.00    04/01/15        5,121,300
  20,000    Burlington, Kansas, Kansas Gas & Electric Co Ser 1991
              (MBIA).................................................   7.00    06/01/31       20,892,000
   5,000    Humboldt County, Nevada, Sierra Pacific Power Co
              Refg Ser 1987 (Ambac)..................................   6.55    10/01/13        5,118,350
   5,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1996 Ser (MBIA)..................   5.50    01/01/21        5,211,500
   7,500    Brazos River Authority, Texas, Houston Lighting & Power
              Co 1992 A (Ambac)......................................   6.70    03/01/17        7,677,750
--------                                                                                    -------------
  42,500                                                                                       44,020,900
--------                                                                                    -------------
            Mortgage Revenue -- Multi-Family (2.9%)
   8,670    New Jersey Housing Mortgage Finance Agency, 1995 Ser A
--------      (Ambac)................................................   6.05    11/01/20        9,012,292
                                                                                            -------------
            Mortgage Revenue -- Single Family (5.8%)
   1,000    Alaska Housing Finance Corporation, Governmental 1995 Ser
              A (MBIA)...............................................   5.875   12/01/24        1,025,050
  14,925    New Jersey Housing Mortgage Finance Agency, Home Buyer
              Ser 2000 CC (AMT) (MBIA)...............................   5.875   10/01/31       15,605,729
   2,000    Virginia Housing Development Authority, 2001 Ser J
              (MBIA).................................................   5.20    07/01/19        2,052,040
--------                                                                                    -------------
  17,925                                                                                       18,682,819
--------                                                                                    -------------
            Public Facilities Revenue (1.8%)
   3,000    Denver, Colorado, Civic Center Office Building Ser 2000 B
              COPs (Ambac)...........................................   5.50    12/01/21        3,182,490
   2,500    College Park Business & Industrial Development Authority,
              Georgia, Civic Center Ser 2000 (Ambac).................   5.75    09/01/26        2,711,800
--------                                                                                    -------------
   5,500                                                                                        5,894,290
--------                                                                                    -------------
            Recreational Facilities Revenue (5.3%)
            Iowa,
   3,600      Vision Iowa, Ser 2001 (MBIA)...........................   5.50    02/15/19        4,007,808
   2,500      Vision Iowa, Ser 2001 (MBIA)...........................   5.50    02/15/20        2,772,450
  10,000    Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)........   5.25    12/01/32       10,218,100
--------                                                                                    -------------
  16,100                                                                                       16,998,358
--------                                                                                    -------------
            Transportation Facilities Revenue (23.0%)
   5,000    Denver City & County, Colorado, Airport Refg Ser 2000 A
              (AMT) (Ambac)..........................................   6.00    11/15/18        5,444,850

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$  5,000    Hillsborough County Port District, Florida, Tampa Port
              Authority Refg Ser 1995 (AMT) (FSA)....................   5.75%   06/01/13    $   5,327,050
   5,000    Hawaii, Airports Refg Ser 2001 (AMT) (FGIC)..............   5.25    07/01/21        5,062,150
   4,000    Regional Transportation Authority, Illinois, Refg Ser
              1999...................................................   5.75    06/01/21        4,527,240
            Massachusetts Special Obligation,
   5,000      2002 Ser A (FGIC)......................................   5.375   06/01/18        5,373,600
   2,500      2002 Ser A (FGIC)......................................   5.375   06/01/19        2,666,675
   5,000    Minneapolis-St Paul Metropolitan Airports Commission,
              Minnesota, Ser 2001 C (FGIC)...........................   5.25    01/01/32        5,106,150
   7,360    Nevada Department of Business & Industry, Las Vegas
              Monorail 1st Tier Ser 2000 (Ambac).....................   0.00    01/01/21        2,795,696
            Metropolitan Transportation Authority, New York,
   6,805      State Service Contract Refg Ser 2002 B (MBIA)..........   5.50    07/01/20        7,344,296
  10,000      Transportation, Refg Ser 2002 A (Ambac)................   5.50    11/15/17       11,012,700
   5,000      Transportation, Refg Ser 2002 A (FGIC).................   5.00    11/15/25        5,035,200
   2,000    Cleveland, Ohio, Airport Ser 2000 A (FSA)................   5.00    01/01/31        2,003,860
   4,000    Pennsylvania Turnpike Commission Ser R 2001 (Ambac)......   5.00    12/01/26        4,013,360
   5,000    Texas Turnpike Authority, Central Texas First Tier Ser
              2002 A (Ambac).........................................   5.50    08/15/39        5,232,250
   2,500    Port of Seattle, Washington, Ser B (AMT) (MBIA)..........   5.625   02/01/24        2,597,525
--------                                                                                    -------------
  74,165                                                                                       73,542,602
--------                                                                                    -------------
            Water & Sewer Revenue (24.2%)
            Phoenix Civic Improvement Corporation, Arizona,
   1,000      Water Ser 2001 (FGIC)..................................   5.50    07/01/23        1,097,980
   1,000      Water 2001 (FGIC)......................................   5.50    07/01/24        1,097,860
  10,000    Tampa Bay Water, Florida, Utility Ser 2001 B (FGIC)......   5.00    10/01/31       10,042,400
   3,370    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)...   5.00    11/01/29        3,374,617
            Honolulu City and County, Hawaii,
   1,500      Wastewater Jr Ser 1998 (FGIC)..........................   4.50    07/01/28        1,384,185
   5,000      Wastewater Sr Ser 2001 (Ambac).........................   5.125   07/01/31        5,043,850
  10,000    Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky, Ser 1999 A (FGIC)..................   5.75    05/15/33       10,851,400
   3,800    Louisville Board of Water Works, Kentucky, Water Ser
              2000...................................................   5.50    11/15/25        3,960,170
   3,375    Massachusetts Water Resources Authority, 2000 Ser A
              (FGIC).................................................   6.00    08/01/15        3,872,340
            Detroit Michigan,
   1,700      Water Supply Ref Ser 1992 (FGIC).......................  10.844++ 07/01/22        1,777,452
   5,000      Water Supply Ser 1999 A................................   5.125   07/01/31        5,040,350
   5,000    Grand Strand Water & Sewer Authority, South Carolina,
              Refg Ser 2001 (MBIA)...................................   5.00    06/01/31        5,003,550
  10,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A
              (FSA)..................................................   5.125   05/15/27       10,078,900

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            San Antonio, Texas,
$  2,000      Water & Refg Ser 2002 (FSA)............................   5.50%   05/15/18    $   2,161,740
   2,500      Water & Refg Ser 2002 (FSA)............................   5.50    05/15/20        2,662,175
            Wichita Falls, Texas,
   2,000      Water & Sewer Ser 2001 (Ambac).........................   5.375   08/01/20        2,095,780
   3,000      Water & Sewer Ser 2001 (Ambac).........................   5.375   08/01/24        3,093,720
   5,000    King County, Washington, Sewer Refg 2001 (FGIC)..........   5.00    01/01/31        4,947,450
--------                                                                                    -------------
  75,245                                                                                       77,585,919
--------                                                                                    -------------
            Other Revenue (1.0%)
   3,000    Alexandria Industrial Development Authority, Virginia,
--------      Institute for Defense Analysis Ser 2000 A (Ambac)......   5.90    10/01/30        3,281,310
                                                                                            -------------
            Refunded (13.3%)
  15,000    Delaware Health Facilities Authority, Medical Center of
              Delaware Ser 1992 (MBIA) (ETM).........................   6.25    10/01/06       17,182,500
   3,630    Atlanta, Georgia, Water & Wastewater Ser 1999 A..........   5.00    11/01/09+       4,037,976
   5,000    Hawaii, 1999 Ser CT (FSA)................................   5.875   09/01/09+       5,848,400
   3,650    Louisiana Public Facilities Authority, Our Lady of the
              Lake Regional Medical Center Ser 1993 D & E (FSA)......   8.723++ 07/12/04+       4,218,670
   5,000    Detroit, Michigan, Water Supply Ser 1999 A (FGIC)........   5.75    01/01/10+       5,763,550
   5,000    Shelby County Health, Educational & Housing Facility
              Board, Tennessee, LeBonheur Children's Medical Center
              Inc Ser D (MBIA) (ETM).................................   5.50    08/15/19        5,609,450
--------                                                                                    -------------
  37,280                                                                                       42,660,546
--------                                                                                    -------------
 407,910    Total Tax Exempt Municipal Bonds (Cost $396,185,663).........................     421,459,217
--------                                                                                    -------------
            Short-Term Tax-Exempt Municipal Obligations (7.0%)
   2,700    East Baton Rouge Parish, Louisiana, Exxon Corporation Ser
              1993 (Demand 11/01/02).................................   1.90*   03/01/22        2,700,000
     800    Missouri Health & Educational Facilities Authority, Cox
              Health System Ser 1997 (MBIA) (Demand 11/01/02)........   1.95*   06/01/15          800,000
  13,400    Missouri Health & Educational Facilities Authority,
              Washington University Ser 2000 B (Demand 11/01/02).....   1.95*   03/01/40       13,400,000
   5,700    Clark County School District, Nevada, Ser 2001 B (Demand
              11/01/02)..............................................   1.89*   06/15/21        5,700,000
--------                                                                                    -------------
  22,600    Total Short-Term Tax-Exempt Municipal Obligations (Cost $22,600,000).........      22,600,000
--------                                                                                    -------------

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                VALUE
---------------------------------------------------------------------------------------------------
$430,510    Total Investments (Cost $418,785,663) (a)...................   138.6%    $ 444,059,217
========
            Other Assets in Excess of Liabilities.......................     2.0         6,517,028
            Preferred Shares of Beneficial Interest.....................   (40.6)     (130,245,524)
                                                                           -----     -------------
            Net Assets Applicable to Common Shareholders................   100.0%    $ 320,330,721
                                                                           =====     =============

---------------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    ++      Current coupon rate for residual interest bond. This rate
            resets periodically as the auction rate on the related
            security fluctuates.
    ++      Currently a zero coupon security; will convert to 5.56% and
            5.58%, respectively on January 1, 2011.
    *       Current coupon of variable rate demand obligation.
    **      Joint exemption in locations shown.
   (a)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $25,615,517 and the aggregate gross unrealized depreciation is $341,963,
            resulting in net unrealized appreciation of $25,273,554.

Bond Insurance:
--------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 continued

                       Geographic Summary of Investments
     Based on Market Value as a Percent of Net Assets Applicable to Common
                                  Shareholders

Alaska.................     2.6%
Arizona................     0.7
Colorado...............     2.7
Delaware...............     5.4
Florida................     9.6
Georgia................     4.1
Hawaii.................     5.4
Illinois...............    14.6
Indiana................     1.6
Iowa...................     2.1
Kansas.................     6.5
Kentucky...............     4.6
Louisiana..............     2.2
Massachusetts..........     1.2
Michigan...............     5.5
Minnesota..............     3.3
Missouri...............     6.0
Montana................     0.8
Nevada.................     5.8
New Jersey.............     7.7
New York...............     9.8
North Carolina.........     0.8
Ohio...................     3.8
Pennsylvania...........     1.3
South Carolina.........     5.8
Tennessee..............     1.8
Texas..................    16.3
Utah...................     1.0
Virginia...............     1.7
Washington.............     5.5
Joint exemptions*......    (1.6)
                          -----
Total..................   138.6%
                          =====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2002
Assets:
Investments in securities, at value
  (cost $418,785,663)...............  $444,059,217
Cash................................        83,820
Interest receivable.................     6,471,658
Prepaid expenses....................       348,873
                                      ------------
    Total Assets....................   450,963,568
                                      ------------
Liabilities:
Payable for:
    Investment management fee.......       148,462
    Common shares of beneficial
      interest repurchased..........       123,277
Accrued expenses....................       115,584
                                      ------------
    Total Liabilities...............       387,323
                                      ------------
Preferred shares of beneficial
  interest, (at liquidation value)
  (1,000,000 shares authorized of
  non-participating $.01 par value,
  2,600 shares outstanding).........   130,245,524
                                      ------------
    Net Assets Applicable to Common
      Shareholders..................  $320,330,721
                                      ============
Composition of Net Assets Applicable
  to Common Shareholders:
Common shares of beneficial interest
  (unlimited shares authorized of
  $.01 par value, 20,668,680 shares
  outstanding)......................  $287,422,880
Net unrealized appreciation.........    25,273,554
Accumulated undistributed net
  investment income.................     2,984,564
Accumulated undistributed net
  realized gain.....................     4,649,723
                                      ------------
    Net Assets Applicable to Common
      Shareholders..................  $320,330,721
                                      ============
Net Asset Value Per Common Share
  ($320,330,721 divided by
  20,668,680 common shares
  outstanding)......................        $15.50
                                      ============

Statement of Operations
For the year ended October 31, 2002
Net Investment Income:
Interest Income......................  $24,413,492
                                       -----------
Expenses
Investment management fee............    1,570,706
Auction commission fees..............      529,125
Transfer agent fees and expenses.....      117,230
Professional fees....................       67,223
Registration fees....................       20,304
Custodian fees.......................       20,177
Trustees' fees and expenses..........       18,586
Shareholder reports and notices......       17,347
Auction agent fees...................        9,948
Other................................       35,030
                                       -----------
    Total Expenses...................    2,405,676
Less: expense offset.................      (20,098)
                                       -----------
    Net Expenses.....................    2,385,578
                                       -----------
    Net Investment Income............   22,027,914
                                       -----------
Net Realized and Unrealized Gain
  (Loss):
Net realized gain....................    4,667,081
Net change in unrealized
  appreciation.......................   (1,853,412)
                                       -----------
    Net Gain.........................    2,813,669
                                       -----------
Dividends to preferred shareholders
  from net investment income.........   (3,677,658)
                                       -----------
Net Increase.........................  $21,163,925
                                       ===========

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE YEAR       FOR THE YEAR
                                                                  ENDED              ENDED
                                                              OCTOBER 31, 2002   OCTOBER 31, 2001
                                                                ------------       ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $ 22,027,914       $ 24,121,175
Net realized gain...........................................       4,667,081          9,077,149
Net change in unrealized appreciation.......................      (1,853,412)         7,306,702
Dividends to preferred shareholders from net investment
  income....................................................      (3,677,658)        (4,654,604)
                                                                ------------       ------------
    Net Increase............................................      21,163,925         35,850,422
                                                                ------------       ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (17,676,573)       (19,613,078)
Net realized gain*..........................................      (9,077,169)        (2,643,555)
                                                                ------------       ------------
    Total Dividends and Distributions.......................     (26,753,742)       (22,256,633)
                                                                ------------       ------------

Decrease from transactions in common shares of beneficial
  interest..................................................      (5,913,700)          (835,715)
                                                                ------------       ------------

    Net Increase (Decrease).................................     (11,503,517)        12,758,074
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     331,834,238        319,076,164
                                                                ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $2,984,564 and $2,252,642, respectively).................    $320,330,721       $331,834,238
                                                                ============       ============

---------------------
   * Includes short-term gains of:                              $  1,960,266       $         --
                                                                ============       ============

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002

1. Organization and Accounting Policies

Morgan Stanley Insured Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 3, 1991 and commenced operations on February 28, 1992.

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 continued

reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors, Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $72,700,417 and $108,025,580, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $13,800.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,890. At October 31, 2002, the Trust had an accrued pension liability of $50,635 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series TU and

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 continued

TH Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                  AMOUNT IN             RESET         RANGE OF
SERIES  SHARES*   THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
------  -------   ----------   -----   --------   ----------------
  TU       800     $40,000     2.55%   01/06/04    2.55% - 3.47%
  TH     1,800      90,000     2.10    01/02/03    2.10  - 2.55

---------------------
    * As of October 31, 2002.
   ** For the year ended October 31, 2002.

Subsequent to October 31, 2002 and up through December 6, 2002 the Trust paid dividends to Series TU and TH at rates ranging from 2.1% to 2.55% in the aggregate amount of $245,524.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                             PAR       EXCESS OF
                                                                SHARES      VALUE      PAR VALUE
                                                              ----------   --------   ------------
Balance, October 31, 2000...................................  21,140,880   $211,409   $293,930,188
Treasury shares purchased and retired (weighted average
  discount 6.13%)*..........................................     (59,000)      (590)      (835,125)
Reclassification due to permanent book/tax differences......          --         --          3,233
                                                              ----------   --------   ------------
Balance, October 31, 2001...................................  21,081,880    210,819    293,098,296
Treasury shares purchased and retired (weighted average
  discount 5.98%)*..........................................    (413,200)    (4,132)    (5,909,568)
Reclassification due to permanent book/tax differences......          --         --         27,465
                                                              ----------   --------   ------------
Balance, October 31, 2002...................................  20,668,680   $206,687   $287,216,193
                                                              ==========   ========   ============

---------------------
   * The Trustees have voted to retire the shares purchased.

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 continued

6. Federal Income Tax Status

As of October 31, 2002, the Trust had temporary book/tax differences primarily attributable to book amortization of discount on debt securities and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold and market discount retained by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $17,334, accumulated undistributed net investment income was charged to $10,131 and paid-in-capital was credited $27,465.

7. Dividends to Common Shareholders

On September 24, 2002, the Trust declared the following dividends from net investment income:

 AMOUNT          RECORD             PAYABLE
PER SHARE         DATE               DATE
---------   -----------------  -----------------
 $0.075     November 8, 2002   November 22, 2002
  0.075     December 6, 2002   December 20, 2002

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2002, the Trust held positions in residual interest bonds having a total value of $8,694,299, which represents 2.7% of the Trust's net assets applicable to common shareholders.

10. Change in Accounting Policy

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $68,370 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the year ended October 31, 2002 was to decrease net investment income by $52,388; increase unrealized appreciation by $35,054; and increase net realized gains

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 continued

by $17,334. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

11. Change in Financial Statement Classification for Preferred Shares

In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current reporting period, the Trust has reclassified its Preferred Shares out of the composition of net assets section on the Statement of Assets and Liabilities. In addition, dividends to preferred shareholders are now classified as a component of operations on the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights. Additionally, the categories of investments on the Portfolio of Investments are shown as a percentage of net assets applicable to common shareholders. Prior year amounts have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shareholders of the Trust.

Morgan Stanley Insured Municipal Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED OCTOBER 31
                                                             ---------------------------------------------------------
                                                               2002        2001        2000        1999        1998
                                                             ---------   ---------   ---------   ---------   ---------

Selected Per Share Data:
Net asset value, beginning of period.......................    $15.74      $15.09     $ 14.91     $ 16.13     $ 15.96
                                                               ------      ------     -------     -------     -------
Income (loss) from investment operations:
    Net investment income*.................................      1.05        1.14        1.15        1.15        1.18
    Net realized and unrealized gain (loss)................      0.15        0.79        0.14       (1.18)       0.15
    Common share equivalent of dividends paid to preferred
      shareholders*........................................     (0.18)      (0.22)      (0.24)      (0.20)      (0.21)
                                                               ------      ------     -------     -------     -------
Total income (loss) from investment operations.............      1.02        1.71        1.05       (0.23)       1.12
                                                               ------      ------     -------     -------     -------
Less dividends and distributions from:
    Net investment income..................................     (0.85)      (0.93)      (0.93)      (0.90)      (0.95)
    Net realized gain......................................     (0.43)      (0.13)         --       (0.10)         --
                                                               ------      ------     -------     -------     -------
Total dividends and distributions..........................     (1.28)      (1.06)      (0.93)      (1.00)      (0.95)
                                                               ------      ------     -------     -------     -------
Anti-dilutive effect of acquiring treasury shares*.........      0.02        0.00        0.06        0.01          --
                                                               ------      ------     -------     -------     -------
Net asset value, end of period.............................    $15.50      $15.74     $ 15.09     $ 14.91     $ 16.13
                                                               ======      ======     =======     =======     =======
Market value, end of period................................    $14.15      $15.29     $14.188     $13.688     $15.625
                                                               ======      ======     =======     =======     =======
Total Return+..............................................      1.14%      15.48%      10.87%      (6.36)%      8.79%
Ratios to Average Net Assets of Common Shareholders:
Expenses (before expense offset)...........................      0.76%(1)     0.71%(1)   0.71%(1)    0.69%(1)    0.68%
Net investment income before preferred stock dividends.....      6.92%(2)     7.42%      7.74%       7.32%       7.33%
Preferred stock dividends..................................      1.15%       1.43%       1.63%       1.26%       1.29%
Net investment income available to common shareholders.....      5.77%(2)     5.99%      6.11%       6.06%       6.04%
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands......................................  $320,331    $331,834    $319,076    $330,764    $361,630
Asset coverage on preferred shares at end of period........       346%        354%        345%        354%        378%
Portfolio turnover rate....................................        17%         29%         26%         16%          6%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.
    (2) Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets by 0.01%. The
         Financial Highlight data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of

Morgan Stanley Insured Municipal Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Insured Municipal Trust (the "Trust"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Insured Municipal Trust as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 9, 2002
      --------------------------------------------------------------------

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

         During the year ended October 31, 2002, the Trust paid the following per share amounts from tax-exempt income: $0.91 to common shareholders, $1,104 to Series TU preferred shareholders and $889 to Series TH preferred shareholders. For the year ended October 31, 2002, the Trust paid the following per share amounts from long-term capital gains: $0.37 to common shareholders, $568 to Series TU preferred shareholders and $449 to Series TH preferred shareholders.

Morgan Stanley Insured Municipal Trust

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------      ---
Michael Bozic (61)                     Trustee      Since April     Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        1994            Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (70)                     Trustee      Since January   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             1993            Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Since           Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Trustees:
      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Insured Municipal Trust

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------      ---
Dr. Manuel H. Johnson (53)             Trustee      Since July      Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               1991            Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Trustee      Since July      Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           1991            and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

Morgan Stanley Insured Municipal Trust

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------      ---
Charles A. Fiumefreddo (69)     Chairman and Trustee   Since July      Chairman and Trustee of the Morgan Stanley       129
c/o Morgan Stanley Trust                               1991            Funds and the TCW/DW Term Trusts; formerly
Harborside Financial Center,                                           Chairman, Chief Executive Officer and
Plaza Two,                                                             Director of the Investment Manager, the
Jersey City, NJ                                                        Distributor and Morgan Stanley Services,
                                                                       Executive Vice President and Director of
                                                                       Morgan Stanley DW, Chairman and Director of
                                                                       the Transfer Agent, and Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998) and Chief
                                                                       Executive Officer of the Morgan Stanley
                                                                       Fund and the TCW/DW Trusts (until September
                                                                       2002).

James F. Higgins (54)           Trustee                Since June      Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               2000            August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (59)          Trustee                Since April     Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          1994            Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:
   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Insured Municipal Trust

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (49)            President and    President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas       Chief Executive  since May 1999  Investment Management (since December 1998); President,
New York, NY                      Officer          and Chief       Director (since April 1997) and Chief Executive Officer
                                                   Executive       (since June 1998) of the Investment Manager and Morgan
                                                   Officer since   Stanley Services; Chairman, Chief Executive Officer and
                                                   September 2002  Director of the Distributor (since June 1998); Chairman
                                                                   (since June 1998) and Director (since January 1998) of the
                                                                   Transfer Agent; Director of various Morgan Stanley
                                                                   subsidiaries; President (since May 1999) and Chief Executive
                                                                   Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                   investment companies (since December 1999); previously Chief
                                                                   Strategic Officer of the Investment Manager and Morgan
                                                                   Stanley Services and Executive Vice President of the
                                                                   Distributor (April 1997-June 1998), Vice President of the
                                                                   Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                   Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    1997            (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel                  Management; Managing Director (since December 2000), and
                                                                   Secretary and General Counsel (since February 1997) and
                                                                   Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Since April     First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           1989            Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                       Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)            Vice President   Since October   Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        1998            (since February 1999) of the Investment Manager and Morgan
New York, NY                                                       Stanley Services and Chief Executive Officer and Director of
                                                                   the Transfer Agent; previously Managing Director of the TCW
                                                                   Group Inc.

Joseph J. McAlinden (59)          Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                       Inc. and Morgan Stanley Investments LP; Director of the
                                                                   Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                   Funds.

Francis Smith (37)                Vice President   Since           Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust          and Chief        September 2002  Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center       Financial                        2002). Executive Director of the Investment Manager and
Plaza Two,                        Officer                          Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                    Vice President of the Investment Manager and Morgan Stanley
                                                                   Services (August 2000-November 2001), Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                   Associate-Fund Administration at BlackRock Financial
                                                                   Management (July 1996-December 1997).

Morgan Stanley Insured Municipal Trust

TRUSTEE AND OFFICER INFORMATION continued


                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
James F. Willison (58)            Vice President   Since           Managing Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        Inception       Manager and/or its investment management affiliates for over
New York, New York                                                 5 years.

Joseph R. Arcieri (53)            Vice President   Since January   Executive Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        2002            Manager and/or its investment management affiliates for over
New York, New York                                                 5 years.

Robert W. Wimmel (37)             Vice President   Since January   Vice President and Portfolio Manager of the Investment
1 Parkview Plaza                                   2002            Manager and/or its investment management affiliates for over
Oakbrook Terrace, Illinois                                         5 years.

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

MORGAN STANLEY
INSURED MUNICIPAL TRUST


Annual Report
October 31, 2002

37974RPT-9136K02-AS-11/02